Advances on Newbuilding Contracts - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) tanker	Dec. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of assets to be built | tanker	7
Estimated fully built up cost	$ 969,200
Number of assets delivered | tanker	4
Number of assets to be delivered through 2022 | tanker	2
Vessels and equipment	$ 479,981	$ 231,658
Borrowings or long-term financing under sale leaseback transactions	733,500
Advances on Newbuilding Contracts
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and equipment	$ 720,700